NOTES RECEIVABLE (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	May 31, 2022	May 31, 2021	Feb. 28, 2022	May 31, 2022	May 31, 2021	May 15, 2022	Apr. 15, 2022	Aug. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables, Net, Current	$ 168,750			$ 168,750				$ 0
Receivable with Imputed Interest, Effective Yield (Interest Rate)				10.00%
[custom:NoteReceivableInstallmentAmount-0]						$ 84,375	$ 84,375
Proceeds from Sale of Productive Assets			$ 168,750
Notes Receivable	168,750			$ 168,750
Interest Income	$ 4,485			$ 4,485